UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
  July 15, 2014       to       August 15, 2014
Commission File Number of Issuing entity:                                  001-32822
STRATSSM TRUST FOR PROCTER & GAMBLE SECURITIES, SERIES 2006-1
 (Exact name of issuing entity as specified in its charter)
Commission File Number of depositor:                                                001-31818
     Synthetic Fixed-Income Securities, Inc.
 (Exact name of depositor as specified in its charter)
    Synthetic Fixed-Income Securities, Inc.
 (Exact name of sponsor as specified in its charter)
                           New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)
            52-2316399
(I.R.S. Employer Identification No.)

301 S. College Street Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

              (212) 214-6277
(Telephone number, including area code)
              No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

STRATSSM Certificates, Series 2006-1	x			New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.           YES      X          NO
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On August 15, 2014, a distribution in respect of the August 15, 2014 scheduled distribution date was made to holders of the STRATSSM Certificates, Series 2006-1.  Attached as Exhibit 99.1 is the Trustee's Distribution Statement for the August 15, 2014 scheduled distribution date, prepared by The Bank of New York Mellon (formerly known as The Bank of New York), as trustee.
The record date for the Distribution Date was August 14, 2014 and the Collection Period for the Distribution Date was the period from but excluding July 15, 2014 through and including August 15, 2014.
PART II - OTHER INFORMATION
ITEM 2 - LEGAL PROCEEDINGS.
None.
ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.
None.
ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.
None.
ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.
The Procter & Gamble Company, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the "Exchange Act").  For information on The Procter & Gamble Company please see its periodic and current reports filed with the Securities and Exchange Commission (the "Commission") under its Exchange Act file number, 001-00434.  The Commission maintains a site on the World Wide Web at http://www.sec.gov at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or "EDGAR."  Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Procter & Gamble Company can be accessed on this site.  Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein.  Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports.  There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.
ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.
None.
ITEM 8 - OTHER INFORMATION.
On August 7, 2014, Synthetic Fixed-Income Securities, Inc. surrendered 35,000 STRATS(SM) Certificates, Series 2006-1 held by it having an aggregate stated amount equal to $875,000 to the Trust in exchange for a distribution of Procter & Gamble 5.800% Notes due August 15, 2034, having a principal balance equal to $875,000 in accordance with the optional exchange provisions of Section 39 of the Series Supplement.

After giving effect to the above exchange of Certificates, as of the close of business on August 7, 2014, $13,725,000 aggregate principal amount of Procter & Gamble 5.800% Notes due August 15, 2034 are held by the Trust, and 549,000 Certificates representing $13,725,000 aggregate Certificate Principal Balance are outstanding.
ITEM 9 - EXHIBITS.

(a) Documents filed as part of this report.
Exhibit 99.1  Trustee's Distribution Statement for the August 15, 2014 scheduled distribution date.
(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.
Exhibit 99.1  Trustee's Distribution Statement for the August 15, 2014 scheduled distribution date.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
STRATSSM TRUST FOR PROCTER &
GAMBLE SECURITIES, SERIES 2006-1
(Issuing Entity)

Synthetic Fixed-Income Securities, Inc.
(Depositor)

Date: August 15, 2014

By: /s/ Barbara Garafalo
Name: Barbara Garafalo
Title: Vice President

EXHIBIT INDEX
Exhibit Number	Description

Exhibit 99.1	Trustee's Distribution Statement for the August 15, 2014 scheduled distribution date.